UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

loanDepot.com, LLC1

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period July 1, 2020 to September 30, 2020

Date of Report (Date of earliest event reported):  November 16, 2020
Commission File Number of securitizer:
Central Index Key Number of securitizer: 0001596242

Peter Macdonald (949) 470-6237
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

[1]
loanDepot.com, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period. loanDepot.com, LLC is also a securitizer of asset-backed securities guaranteed by Ginnie Mae (“GNMA MBS”). loanDepot.com, LLC has no repurchase activity to report for the quarterly reporting period except for the specific GNMA MBS issuances described in Item 1.02 of this Form ABS-15G.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

N/A

Item 1.02	Periodic Filing of Rule 15Ga-1 Representation and Warranties Disclosure

As a securitizer of GNMA MBS, loanDepot.com, LLC provides the tabular disclosures below with respect to the specific GNMA MBS issuances (identified by Pool #) for which there was reportable repurchase activity during the reporting period covered by this Form ABS-15G.

Name of Issuing	Check if Registered	Name of Originator	Total Assets in ABS by Originator (1)	Assets That Were Subject of Demand (2)(3)	Assets That Were Repurchased or Replaced (2)(4)	Assets Pending Repurchase or Replacement (within cure period) (2)(5)	Demand in Dispute (2)(6)	Demand Withdrawn (2)(7)	Demand Rejected (2)
Entity			# $ (%)	# $ (%)	# $ (%)	# $ (%)	# $(%)	# $ (%)	# $ (%)

(a)	(b)	(c)	(d) (e) (f)	(g) (h) (i)	(j) (k) (l)	(m) (n) (o)	(p) (q) (r)	(s) (t) (u)	(v) (w) (x)
GNMA-II Pool # BK0845		loanDepot.com, LLC	59 / $9,680,250 / 100%		1 / $166,417 / 1.719%
GNMA-II Pool # BK0851		loanDepot.com, LLC	19 / $5,232,871 / 100%		1 / $340,888 / 6.514%
GNMA-II Pool # BL6432		loanDepot.com, LLC	127 / $10,147,721 / 100%		1 / $62,099 / 0.612%
GNMA-II Pool # BL6439		loanDepot.com, LLC	146 / $19,195,207 / 100%		1 / $140,496 / 0.732%
GNMA-II Pool # BL6512		loanDepot.com, LLC	24 / $1,610,556 / 100%					1 / $3,947 / 0.245%
GNMA-II Pool # BQ6873		loanDepot.com, LLC	65 / $18,819,827 / 100%				1 / $165,555 / 0.88%
GNMA-II Pool # BR6734		loanDepot.com, LLC	64 / $17,864,621 / 100%		1 / $186,588 / 1.044%
GNMA-II Pool # BR6812		loanDepot.com, LLC	22 / $7,064,812 / 100%				1 / $477,199 / 6.755%
GNMA-II Pool # BS4646		loanDepot.com, LLC	205 / $49,830,462 / 100%				1 / $230,920 / 0.463%
GNMA-II Pool # BJ2838		loanDepot.com, LLC	48 / $10,836,831 / 100%		1 / $127,816 / 1.179%
GNMA-II Pool # BH7578		loanDepot.com, LLC	34 / $2,431,280 / 100%		1 / $72,320 / 2.975%
GNMA-II Pool # BK9041		loanDepot.com, LLC	65 / $16,927,624 / 100%		1 / $114,050 / 0.674%
GNMA-II Pool # BK0836		loanDepot.com, LLC	55 / $3,814,134 / 100%		1 / $66,839 / 1.752%
GNMA-II Pool # BK0843		loanDepot.com, LLC	99 / $13,030,152 / 100%		1 / $127,814 / 0.981%
GNMA-II Pool # BL6462		loanDepot.com, LLC	99 / $30,072,868 / 100%		1 / $301,971 / 1.004%
GNMA-II Pool # BL6481		loanDepot.com, LLC	66 / $14,427,254 / 100%		1 / $165,176 / 1.145%
GNMA-II Pool # BV6325		loanDepot.com, LLC	18 / $3,564,172 / 100%					1 / $151,644 / 4.255%
GNMA-II Pool # BK8983		loanDepot.com, LLC	26 / $5,946,362 / 100%	1 / $140,270 / 2.359%		1 / $140,270 / 2.359%
GNMA-II Pool # BL6409		loanDepot.com, LLC	29 / $8,299,449 / 100%	1 / $455,789 / 5.492%	1 / $455,789 / 5.492%

GNMA-II Pool # BL6542	loanDepot.com, LLC	21 / $2,351,843 / 100%	1 / $109,890 / 4.673%	1 / $109,890 / 4.673%
GNMA-II Pool # BM9404	loanDepot.com, LLC	17 / $4,148,835 / 100%	1 / $177,000 / 4.266%	1 / $177,000 / 4.266%
GNMA-II Pool # BR6815	loanDepot.com, LLC	130 / $35,578,398 / 100%	1 / $288,865 / 0.812%		1 / $288,865 / 0.812%
GNMA-II Pool # BS4518	loanDepot.com, LLC	100 / $22,933,296 / 100%	2 / $260,630 / 1.136%		2 / $260,630 / 1.136%
GNMA-II Pool # BS4579	loanDepot.com, LLC	75 / $18,249,977 / 100%	1 / $669,406 / 3.668%		1 / $669,406 / 3.668%
GNMA-II Pool # BS4745	loanDepot.com, LLC	105 / $26,311,464 / 100%	1 / $357,450 / 1.359%		1 / $357,450 / 1.359%
GNMA-II Pool # BT8627	loanDepot.com, LLC	111 / $26,543,802 / 100%	1 / $268,101 / 1.01%		1 / $268,101 / 1.01%
GNMA-II Pool # BT8645	loanDepot.com, LLC	18 / $5,652,198 / 100%	1 / $227,743 / 4.029%		1 / $227,743 / 4.029%
GNMA-II Pool # BT8668	loanDepot.com, LLC	132 / $36,818,873 / 100%	1 / $466,233 / 1.266%		1 / $466,233 / 1.266%
GNMA-II Pool # BT8688	loanDepot.com, LLC	153 / $45,624,165 / 100%	1 / $440,255 / 0.965%		1 / $440,255 / 0.965%
GNMA-II Pool # BT8756	loanDepot.com, LLC	116 / $35,752,633 / 100%	1 / $498,901 / 1.395%		1 / $498,901 / 1.395%
GNMA-II Pool # BT8770	loanDepot.com, LLC	22 / $8,067,832 / 100%	1 / $749,376 / 9.288%		1 / $749,376 / 9.288%
GNMA-II Pool # BT8772	loanDepot.com, LLC	113 / $31,016,821 / 100%	1 / $453,930 / 1.463%		1 / $453,930 / 1.463%
GNMA-II Pool # BT8773	loanDepot.com, LLC	20 / $12,887,938 / 100%	1 / $616,855 / 4.786%		1 / $616,855 / 4.786%
GNMA-II Pool # BT8785	loanDepot.com, LLC	66 / $19,519,957 / 100%	1 / $675,982 / 3.463%		1 / $675,982 / 3.463%
GNMA-II Pool # BT8847	loanDepot.com, LLC	119 / $25,705,347 / 100%	1 / $182,528 / 0.71%		1 / $182,528 / 0.71%
GNMA-II Pool # BT8844	loanDepot.com, LLC	50 / $16,677,011 / 100%	1 / $239,438 / 1.436%		1 / $239,438 / 1.436%
GNMA-II Pool # BS4531	loanDepot.com, LLC	93 / $32,516,000 / 100%	1 / $337,470 / 1.038%			1 / $337,470 / 1.038%
GNMA-II Pool # BS4723	loanDepot.com, LLC	74 / $20,669,805 / 100%	1 / $293,567 / 1.42%			1 / $293,567 / 1.42%
GNMA-II Pool # BT8618	loanDepot.com, LLC	156 / $44,125,731 / 100%	1 / $106,710 / 0.242%			1 / $106,710 / 0.242%
GNMA-II Pool # BT8654	loanDepot.com, LLC	94 / $27,046,013 / 100%	1 / $516,798 / 1.911%			1 / $516,798 / 1.911%
GNMA-II Pool # BV6213	loanDepot.com, LLC	152 / $44,990,378 / 100%	1 / $116,199 / 0.258%			1 / $116,199 / 0.258%
GNMA-II Pool # BV6458	loanDepot.com, LLC	93 / $27,270,528 / 100%	1 / $248,123 / 0.91%	1 / $248,123 / 0.91%
GNMA-II Pool # BV6299	loanDepot.com, LLC	18 / $5,550,125 / 100%	1 / $398,973 / 7.189%
GNMA-II Pool # BV6293	loanDepot.com, LLC	174 / $48,608,597 / 100%	1 / $784,648 / 1.614%
GNMA-II Pool # BV6292	loanDepot.com, LLC	149 / $43,921,502 / 100%	2 / $530,587 / 1.208%
GNMA-II Pool # BV6258	loanDepot.com, LLC	95 / $25,761,282 / 100%	2 / $536,033 / 2.081%
GNMA-II Pool # BV6306	loanDepot.com, LLC	135 / $38,648,458 / 100%	1 / $443,865 / 1.148%

GNMA-II Pool # BV6336	loanDepot.com, LLC	157 / $47,726,841 / 100%	2 / $596,892 / 1.251%
GNMA-II Pool # BV6439	loanDepot.com, LLC	35 / $12,396,243 / 100%	1 / $346,799 / 2.798%
GNMA-II Pool # BV6473	loanDepot.com, LLC	71 / $23,715,183 / 100%	1 / $366,513 / 1.545%
GNMA-II Pool # BV6442	loanDepot.com, LLC	157 / $46,200,781 / 100%	1 / $231,423 / 0.501%
GNMA-II Pool # BV6441	loanDepot.com, LLC	139 / $44,671,367 / 100%	1 / $148,349 / 0.332%
GNMA-II Pool # BV6399	loanDepot.com, LLC	150 / $45,627,444 / 100%	1 / $339,970 / 0.745%
GNMA-II Pool # BV6437	loanDepot.com, LLC	82 / $29,008,201 / 100%	1 / $355,618 / 1.226%
GNMA-II Pool # BV6474	loanDepot.com, LLC	37 / $10,747,004 / 100%	1 / $402,569 / 3.746%
GNMA-II Pool # BV6453	loanDepot.com, LLC	39 / $14,255,425 / 100%	1 / $587,570 / 4.122%
GNMA-II Pool # BV6504	loanDepot.com, LLC	32 / $6,133,323 / 100%	1 / $599,752 / 9.779%
GNMA-II Pool # BV6506	loanDepot.com, LLC	35 / $15,274,966 / 100%	1 / $569,439 / 3.728%
GNMA-II Pool # BX4670	loanDepot.com, LLC	74 / $21,671,415 / 100%	1 / $615,714 / 2.841%
GNMA-II Pool # BV6507	loanDepot.com, LLC	89 / $32,352,377 / 100%	1 / $401,344 / 1.241%
GNMA-II Pool # BV6513	loanDepot.com, LLC	138 / $41,405,881 / 100%	1 / $265,269 / 0.641%

GNMA-II Pool # Grand Total	loanDepot.com, LLC	5,106 / $1,372,931,713 / 100%	48 / $17,418,836 / 1.269%	16 / $2,863,276 / 0.209%	17 / $6,535,963 / 0.476%	8 / $2,244,418 / 0.163%	2 / $155,591 / 0.011%	0 / $0 / 0%

1)	The information reported in columns (d) through (f) is by principal balance of pool assets at the time of the respective securitization.

2)
The information reported in columns (g) through (x) is for the reporting period and the respective percentages are determined using principal balance of pool assets as of the reporting period end date.

3)
The information reported herein describes repurchases of certain assets from the applicable GNMA pool as required by the GNMA guidelines, regardless of whether an actual demand to repurchase such assets was ever made by GNMA or a third party. Four (4) of the forty-eight (48) assets identified in columns (g) through (i) were identified by the Originator for repurchase during the reporting period, and were not the subject of a demand by GNMA or a third party, and forty-four (44) of the assets identified in columns (g) through (i) were identified by GNMA for repurchase during the reporting period. The Originator did not have sufficient time before the end of the reporting period to review twenty-two (22) of the forty-four (44) assets identified by GNMA for repurchase during the reporting period.

4)
Each of the assets identified in columns (j) through (l) was either repurchased by the Originator during the reporting period or was paid off in full by the borrower(s) during such period. Four (4) of the assets identified in columns (j) through (l) were identified by the Originator or GNMA for repurchase during the reporting period, and twelve (12) of the assets identified in columuns (j) through (l) were identified by the Originator or GNMA for repurchase during the reporting period ending June 30, 2020.

5)	The assets identified in columns (m) through (o) were identified by the Originator or GNMA for repurchase during the reporting period.

6)
Three (3) of the assets identified in columns (p) through (r) were identified by GNMA for repurchase during the reporting period ending March 31, 2020, and five (5) of the assets identified in columns (p) through (r) were identified by GNMA for repurchase during the reporting period.

7)
One (1) of the assets identified in columns (s) through (u) was identified by a third party for repurchase during the reporting period ended June 30, 2020 and was in dispute during such reporting period, and one (1) of the assets identified in columns (s) through (u) was identified by the Originator for repurchase during the reporting period. Both assets were subsequently insured during the reporting period.

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: November 16, 2020	LOANDEPOT.COM, LLC.
(Securitizer)

	By:	/s/ Jeff DerGurahian
		Name:	Jeff DerGurahian
		Title:	Chief Capital Markets Officer